Income Taxes - Schedule of Income Tax Expense (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2015 BRL (R$)
Income tax relating to components of other comprehensive income [abstract]
Income tax expense	$ (1)	R$ (2)	R$ (80)
Income tax expense recognized in statements of operations	(1)	(2)	(80)
Income tax expense recognized in statements of other compredensive income (loss)	(1)	(2)	(447)
Income tax benefit (expense)	$ (1)	R$ (2)	R$ (527)